UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 13, 2013


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	708,224



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    36602   442859 SH       Sole                   442859
ALLISON TRANSMISSION HOLDINGS  COM              01973R101    25166  1048140 SH       Sole                  1048140
BERKLEY W R CORPORATION        COM              084423102    36727   827755 SH       Sole                   827755
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    61262      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    40275   386521 SH       Sole                   386521
CINCINNATI FINL CORP           COM              172062101      486    10300 SH       Sole                    10300
COCA COLA CO COM               COM              191216100     7673   189736 SH       Sole                   189736
COINSTAR INC COM               COM              19259P300     8570   146700 SH       Sole                   146700
COMCAST CORP NEW CL A SPL      COM              20030N200    55600  1403688 SH       Sole                  1403688
DOLBY LABORATORIES, INC. CL. A COM              25659T107    18373   547457 SH       Sole                   547457
EVERBANK FINL CORP COM         COM              29977G102    74063  4809318 SH       Sole                  4809318
EXACT SCIENCES CORP COM        COM              30063P105     3016   307800 SH       Sole                   307800
EXPONENT INC                   COM              30214U102      539    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    62472  2401829 SH       Sole                  2401829
GALLAGHER ARTHUR J & CO        COM              363576109      793    19200 SH       Sole                    19200
GOOGLE INC.                    COM              38259P508    24478    30821 SH       Sole                    30821
HOUSTON WIRE & CABLE CO COM    COM              44244K109     1662   128364 SH       Sole                   128364
IBERIABANK CORP                COM              450828108     1070    21388 SH       Sole                    21388
JOHNSON & JOHNSON COM          COM              478160104      677     8300 SH       Sole                     8300
KINDER MORGAN ENERGY PARTNERS  COM              494550106      275     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    47995   532090 SH       Sole                   532090
LENDER PROCESSING SERVICES     COM              52602E102     3014   118400 SH       Sole                   118400
LOCKHEED MARTIN CORP           COM              539830109      294     3050 SH       Sole                     3050
MARKEL CORP COM                COM              570535104    43173    85746 SH       Sole                    85746
MERCURY GENL CORP NEW COM      COM              589400100      736    19400 SH       Sole                    19400
ONEBEACON INSURANCE GROUP LTD  COM              G67742109     1194    88340 SH       Sole                    88340
PAYCHEX INC                    COM              704326107      486    13850 SH       Sole                    13850
PENN NATL GAMING INC COM       COM              707569109     9253   170000 SH       Sole                   170000
RLI CORP COM                   COM              749607107      898    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    50114  1199484 SH       Sole                  1199484
SIEM INDS INC COM              COM              G81226105     3090    41200 SH       Sole                    41200
STRAYER ED INC COM             COM              863236105    12361   255489 SH       Sole                   255489
TEMPUR PEDIC INTL INC COM      COM              88023U101    47660   960305 SH       Sole                   960305
TESCO PLC SPONSORED ADR        COM              881575302      448    25800 SH       Sole                    25800
THOR INDS INC COM              COM              885160101      233     6336 SH       Sole                     6336
TORCHMARK CORP COM             COM              891027104    23717   396609 SH       Sole                   396609
TORTOISE MLP FD INC COM        COM              89148B101      464    16485 SH       Sole                    16485
US BANCORP DEL COM NEW         COM              902973304      682    20090 SH       Sole                    20090
WASHINGTON POST CO CL B        COM              939640108     1995     4464 SH       Sole                     4464
WELLS FARGO & CO NEW COM       COM              949746101      638    17254 SH       Sole                    17254